Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Notes due 2030
Amount Registered | shares	475,085,000
Maximum Aggregate Offering Price	$ 474,434,133.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,519.35
Offering Note	The U.S. dollar amount to be registered is based on the Canadian dollar to U.S. dollar exchange rate of 1 Canadian dollar to 0.7309 U.S. dollar, which is the daily average on April 29, 2026 as published by the Bank of Canada.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2035
Amount Registered | shares	438,540,000
Maximum Aggregate Offering Price	$ 438,342,657.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,535.12
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Canada Financing Corporation Ltd. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.